IMPAIRMENT LOSS (Notes)	9 Months Ended
Sep. 30, 2013
Impairment Loss [Abstract]
Asset Impairment Charges [Text Block]
5. IMPAIRMENT LOSS

The Company continually monitors events and changes in circumstances that could indicate that the carrying amounts of each of its vessels and equipment may not be recoverable. During the nine months ended September 30, 2013, the Company identified three vessels held under capital lease where they believed that future cash flows for each vessel was less than the carrying value and, therefore, not fully recoverable. The Company has recorded a vessel impairment loss of $103.7 million in the nine months ended September 30, 2013. This loss relates to three vessels leased from Ship Finance and recorded as vessels under capital lease - Front Century ($15.6 million), Front Champion ($42.5 million) and Golden Victory ($45.6 million). The impairment loss recorded on each vessel is equal to the difference between the asset's carrying value and estimated fair value. The leases on Front Champion and Golden Victory were terminated in November 2013 and a 100% lease termination probability was assigned to these two vessels as of September 30, 2013.